Note 5 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 65,490
2026	62,392
2027	49,274
2028	40,885
2029	30,848
Thereafter	84,195
Total future minimum lease payments	333,084
Less imputed interest	(65,546)
Total	$ 267,538